24. Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Decommissioning Costs Tables
Schedule of changes in the obligations deriving from future asset retirement
	2017	2016

Opening balance	21,726	31,609

Reversals/write-offs recorded throughout the year, net of additions	649	(11,029)
Monetary adjustments for the year	428	1,146

Closing balance	22,803	21,726